Reclamation deposit (Details Narrative)	Sep. 30, 2021 CAD ($)	Jun. 30, 2021 CAD ($)	Sep. 06, 2019 USD ($)	Sep. 06, 2019 CAD ($)
Reclamation Deposit
[custom:ReclamationDepositNoncurrent-0]	$ 79,834	$ 77,660	$ 62,659	$ 79,834